BETTER 10Q - FAIR VALUE MEASUREMENTS - Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Mortgage loans held for sale, at fair value	$ 290,580	$ 248,826	$ 1,854,435
Derivative assets, at fair value	2,264	3,048	9,296
Bifurcated derivative	237,667	236,603	0
Total Assets	530,512	488,478	1,863,731
Derivative liabilities, at fair value	785	1,828	2,382
Convertible preferred stock warrants	2,830	3,096	31,997
Total Liabilities	3,615	4,924	34,379
Level 1
FAIR VALUE MEASUREMENTS
Mortgage loans held for sale, at fair value	0	0	0
Derivative assets, at fair value	0	0
Bifurcated derivative	0	0	0
Total Assets	0	0	0
Derivative liabilities, at fair value	0	0	0
Convertible preferred stock warrants	0	0	0
Total Liabilities	0	0	0
Level 2
FAIR VALUE MEASUREMENTS
Mortgage loans held for sale, at fair value	290,580	248,826	1,854,435
Derivative assets, at fair value	1,993	2,732	812
Bifurcated derivative	0	0	0
Total Assets	292,573	251,558	1,855,247
Derivative liabilities, at fair value	0	0	1,466
Convertible preferred stock warrants	0	0	0
Total Liabilities	0	0	1,466
Level 3
FAIR VALUE MEASUREMENTS
Mortgage loans held for sale, at fair value	0	0	0
Derivative assets, at fair value	271	316	8,484
Bifurcated derivative	237,667	236,603	0
Total Assets	237,939	236,919	8,484
Derivative liabilities, at fair value	785	1,828	916
Convertible preferred stock warrants	2,830	3,096	31,997
Total Liabilities	$ 3,615	$ 4,924	$ 32,913